Legal and Regulatory Actions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 Claim Litigation
Commitments and Contingencies Disclosure [Abstract]
Outstanding claims | Litigation	0
Claims for which the Company Parties are providing defense and indemnification | Claim	1,139